UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number: 811-22099

Gateway Trust

(Exact name of Registrant as specified in charter)

399 Boylston Street, Boston, Massachusetts    02116

                     (Address of principal executive offices)                    (Zip code)

Coleen Downs Dinneen, Esq.

Natixis Distributors, L.P.

399 Boylston Street

Boston, Massachusetts 02116

(Name and address of agent for service)

Registrant’s telephone number, including area code: (617) 449-2810

Date of fiscal year end: December 31

Date of reporting period: December 31, 2008

Item 1.	Reports to Stockholders.

The Registrant’s annual report transmitted to shareholders pursuant to Rule 30e-1 under the Investment Company Act of 1940 is as follows:

ANNUAL REPORT

December 31, 2008

Gateway Fund

Gateway Investment Advisers, LLC

Management Discussion and  Performance page 1

Portfolio of Investments page 5

Financial Statements page 9

GATEWAY FUND

PORTFOLIO PROFILE

Objective:

The fund seeks to capture the majority of returns associated with equity market investments, while exposing investors to less risk than other equity investments.

Strategy:

Invests in a broadly diversified portfolio of common stocks, while also selling index call options and purchasing index put options.

Inception Date:

December 7, 1977*

Managers:

Michael T. Buckius, CFA

J. Patrick Rogers, CFA

Paul R. Stewart, CPA, CFA

Gateway Investment Advisers, LLC

Symbols:

Class A	GATEX
Class C	GTECX
Class Y	GTEYX

What You Should Know:

The fund may invest in foreign securities traded in U.S. markets, including American Depositary Receipts. Foreign securities are subject to foreign currency fluctuations, higher volatility than U.S. securities and limited liquidity. Political, economic and information risks are also associated with foreign securities.

The fund may invest in real estate investment trusts (REITs). REITs are subject to certain risks, particularly fluctuating property values, changes in interest rates, property taxes and mortgage-related risks.

Unusual market conditions or the lack of a ready market for any particular option at a specific time may reduce the effectiveness of the fund’s option strategies, and for these and other reasons the fund’s option strategies may not reduce the fund’s volatility to the extent desired. From time to time, the fund may not own any put options, resulting in an increased exposure to a market decline. Accordingly, the purchase of fund shares should be viewed as a long-term investment.

Management Discussion

As 2008 passed into history, investors looked back reluctantly on what proved to be the worst year for the S&P 500 Index since 1937. The seeds of economic malaise may have been planted early in the decade, during an era of easy credit, but the bitter harvest of those years has spread around the world. Subprime issues that surfaced late in 2007 led to frozen credit markets in 2008 and, in the absence of the necessary lubricant, the leverage machinery in the financial services industry stalled. Prices of commodities, housing, stocks and lower-quality bonds fell at an accelerating rate. One illustration of this volatility was the price of oil, which peaked at $147 a barrel in July and plummeted to $44 by year end.

2008 PERFORMANCE IN REVIEW

These extraordinary market conditions tested the risk-management techniques of the Gateway Fund. Extreme volatility translated into higher levels of cash flow from selling call options and produced unusual (but welcome) profits from put options. As a result, for the fiscal year ended December 31, 2008, the fund provided a total return of -13.92% (including performance of the “Predecessor Fund”), based on the net asset value of Class A shares and $0.53 in reinvested dividends. The fund’s ordinary income dividends are considered “qualified dividend income,” subject to a federal tax rate of not more than 15%; no capital gains were distributed during the period.

The fund’s option strategy was particularly effective during the second half of the year when stock prices plunged. While negative, the fund’s performance for the fiscal year compared favorably to the -37.00% return on the S&P 500 Index. Barclays Capital Aggregate Bond Index (formerly the Lehman Aggregate Bond Index) returned 5.24% for the period. This index includes U.S. Treasury issues that benefited from flight-to-quality buying in the course of the year, which helped offset some of the price declines in higher-yielding corporate bonds.

VOLATILITY TESTED THE FUND’S OPTIONS STRATEGY

Profits from index options allowed the fund to mitigate some of the declines sustained by unhedged portfolios. As the economy spiraled downward, widening swings in daily stock prices led to extremely volatile market conditions. After beginning 2008 at 22.50, the Chicago Board Options Exchange Volatility Index (the “VIX”) peaked at an all-time closing high of 80.86 on November 20 and then closed the year at 40.00. Spikes in the VIX coincided with a number of headline events in 2008, including the government’s bailout of Bear Stearns in March, the bailout of Fannie Mae and Freddie Mac in July, and the failure of Lehman Brothers in September. Late into the fourth quarter, higher VIX levels were reinforced by news of further economic deterioration and massive global government intervention on behalf of a host of financial services firms.

2009 PERSPECTIVES

The value of an index option-based risk management strategy comes into focus when looking at longer periods of time. Although past performance does not assure future results, the chart on the following page illustrates the results of an assumed investment of $10,000 over the past ten years. A number of market observers predict that higher volatility levels will persist. High volatility can be a possible advantage to the fund’s cash-flow-based strategy. Regardless of changing markets, our objective remains to capture the majority of the returns associated with stock market investments while exposing investors to less risk than other equity investments.

* As of the close of business on February 15, 2008, the fund acquired the assets and liabilities of the “Predecessor Fund” (see Note 1 of the Notes to Financial Statements) in exchange for Class A shares of the fund, pursuant to a plan of reorganization. Prior to the reorganization, the fund had no investment operations. The Fund is the successor to the Predecessor Fund and therefore information for the periods prior to and including February 15, 2008 relates to the Predecessor Fund.

GATEWAY FUND

Investment Results through December 31, 2008

PERFORMANCE IN PERSPECTIVE

The charts comparing the fund’s performance to an index provide a general sense of how it performed. The fund’s total return for the period shown below appears with and without sales charges and includes fund expenses and fees. An index measures the performance of a theoretical portfolio. Unlike a fund, the index is unmanaged and does not have expenses that affect the results. It is not possible to invest directly in an index. Investors would incur transaction costs and other expenses if they purchased the securities necessary to match the index.

Growth of a $10,000 Investment in Class A Shares1,8

Average Annual Returns — December 31, 20088

	1 YEAR	5 YEARS	10 YEARS
CLASS A (Inception 12/7/1977)[1]
Net Asset Value[2]	-13.92%	2.75%	3.52%
With Maximum Sales Charge[3]	-18.88	1.55	2.91

CLASS C (Inception 2/19/2008)[1]
Net Asset Value[2]	-14.54	1.97	2.68
With CDSC[4]	-15.38	1.97	2.68

CLASS Y (Inception 2/19/2008)[1]
Net Asset Value[2]	-13.77	2.79	3.54

COMPARATIVE PERFORMANCE	1 YEAR	5 YEARS	10 YEARS
S&P 500 Index[5]	-37.00%	-2.19%	-1.38%
Barclays Capital Aggregate Bond Index[6]	5.24	4.65	5.63
Morningstar Long-Short Fund Avg.[7]	-15.40	1.35	3.35

All returns represent past performance and do not guarantee future results. Periods of less than one year are not annualized. Share price and return will vary and you may have a gain or loss when you sell your shares. Current returns may be higher or lower than those shown. For performance current to the most recent month-end, visit www.funds.natixis.com. All results include reinvestment of dividends and capital gains. The graph represents past performance of Class A shares. Class Y shares are only available to certain investors, as outlined in the prospectus.

The table and graph do not reflect taxes shareholders might owe on any fund distributions or when they redeem their shares.

PORTFOLIO FACTS

	% of Net Assets as of
FUND COMPOSITION	12/31/08	12/31/07
Common Stocks	95.8	96.7
Put Options	0.3	0.6
Call Options Written	-3.3	-2.2
Short-Term Investments and Other	7.2	4.9

	% of Net Assets as of
TEN LARGEST HOLDINGS	12/31/08	12/31/07
Exxon Mobil Corp.	6.0	4.2
Chevron Corp.	3.0	1.6
AT&T, Inc.	2.5	2.1
General Electric Co.	2.3	2.9
Procter & Gamble Co.	2.3	1.7
Johnson & Johnson	2.0	2.0
Microsoft Corp.	1.9	2.2
Wal-Mart Stores, Inc.	1.7	0.8
Wells Fargo & Co.	1.7	1.6
Verizon Communications, Inc.	1.6	1.2

	% of Net Assets as of
FIVE LARGEST INDUSTRIES	12/31/08
Oil, Gas & Consumable Fuels	11.2
Pharmaceuticals	7.9
Diversified Telecommunication Services	4.3
Computers & Peripherals	3.4
Software	3.4

Portfolio holdings and asset allocations will vary.

EXPENSE RATIOS AS STATED IN THE MOST RECENT PROSPECTUS

Share Class	Gross Expense Ratio[9]	Net Expense Ratio[10]
A	1.01%	0.94%
C	1.76	1.70
Y	0.76	0.70

NOTES TO CHARTS

[1]

The returns shown include performance from the Predecessor Fund, which was reorganized to Class A shares as of the close of business on 2/15/08. The Predecessor Fund’s performance has been adjusted to reflect the sales loads of Class A shares. For the periods prior to the inception of Class C shares (2/19/08), performance shown for Class C shares is based upon the Predecessor Fund’s returns restated to reflect the higher fees and expenses of Class C shares. For the periods prior to the inception of Class Y shares (2/19/08), performance shown for Class Y shares is based upon the Predecessor Fund’s returns and has not been restated to reflect the lower expenses of Class Y shares.

[2]	Does not include a sales charge.
[3]	Includes the maximum sales charge of 5.75%.
[4]	Performance for Class C shares assumes a 1% contingent deferred sales charge (“CDSC”) applied when you sell shares within one year of purchase.
[5]	Standard & Poor’s 500 Index (“S&P 500”) is an unmanaged index of U.S. common stock performance.
[6]

Barclays Capital Aggregate Bond Index is an unmanaged index of domestic debt issued by the U.S. Government, its agencies, and U.S. corporations. Effective 11/3/08 the Lehman Aggregate Bond Index was rebranded to the Barclays Capital Aggregate Bond Index. There has been no change in the calculation or definition of the index data.

[7]	Morningstar Long-Short Fund Average is the average performance without sales charges of funds with similar investment objectives, as calculated by Morningstar, Inc.
[8]	Fund performance has been increased by expense reductions and reimbursements, if any, without which performance would have been lower.
[9]	Before reductions and reimbursements.
[10]	After reductions and reimbursements. Expense reductions are contractual and are set to expire on 4/30/10.

ADDITIONAL INFORMATION

The views expressed in this report reflect those of the managers as of the dates indicated. The managers’ views are subject to change at any time without notice based on changes in market or other conditions. References to specific securities or industries should not be regarded as investment advice. Because the fund is actively managed, there is no assurance that it will continue to invest in the securities or industries mentioned.

For more complete information on any Natixis Fund, contact your financial professional or call Natixis Funds and ask for a free prospectus, which contains more complete information including charges and other ongoing expenses. Investors should consider a fund’s objective, risks and expenses carefully before investing. This and other fund information can be found in the prospectus. Please read the prospectus carefully before investing.

PROXY VOTING INFORMATION

A description of the fund’s proxy voting policies and procedures is available without charge, upon request, by calling Natixis Funds at 800-225-5478; on the fund’s website at www.funds.natixis.com; and on the Securities and Exchange Commission’s (SEC) website at www.sec.gov. Information regarding how the fund voted proxies relating to portfolio securities during the 12-month period ended June 30, 2008 is available from the fund’s website and the SEC’s website.

QUARTERLY PORTFOLIO SCHEDULES

The fund files a complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. The fund’s Forms N-Q are available on the SEC’s website at www.sec.gov and may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330.

NOT FDIC INSURED	MAY LOSE VALUE	NO BANK GUARANTEE

UNDERSTANDING FUND EXPENSES

As a mutual fund shareholder, you incur different costs: transaction costs, including sales charges (loads) on purchases, contingent deferred sales charges on redemptions and certain exchange fees, and ongoing costs, including management fees, distribution and/or service fees (12b-1 fees), and other fund expenses. In addition, the fund assesses a minimum balance fee of $20 on an annual basis for accounts that fall below the required minimum to establish an account. Certain exemptions may apply. These costs are described in more detail in the fund’s prospectus. The examples below are intended to help you understand the ongoing costs of investing in the fund and help you compare these with the ongoing costs of investing in other mutual funds.

The first line in the table of each Class of fund shares shows the actual account values and actual fund expenses you would have paid on a $1,000 investment in the fund from July 1, 2008 through December 31, 2008. To estimate the expenses you paid over the period, simply divide your account value by $1,000 (for example $8,600 account value divided by $1,000 = 8.60) and multiply the result by the number in the Expenses Paid During Period column as shown below for your Class.

The second line in the table of each Class of fund shares provides information about hypothetical account values and hypothetical expenses based on the fund’s actual expense ratios and an assumed rate of return of 5% per year before expenses, which is not the fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid on your investment for the period. You may use this information to compare the ongoing costs of investing in the fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown reflect ongoing costs only, and do not include any transaction costs, such as sales charges or exchange fees. Therefore, the second line in the table is useful in comparing ongoing costs only, and will not help you determine the relative costs of owning different funds. If transaction costs were included, total costs would be higher.

GATEWAY FUND	BEGINNING ACCOUNT VALUE 7/1/2008	ENDING ACCOUNT VALUE 12/31/2008	EXPENSES PAID DURING PERIOD* 7/1/2008 – 12/31/2008
CLASS A
Actual	$1,000.00	$879.40	$4.44
Hypothetical (5% return before expenses)	$1,000.00	$1,020.41	$4.77
CLASS C
Actual	$1,000.00	$876.10	$8.02
Hypothetical (5% return before expenses)	$1,000.00	$1,016.59	$8.62
CLASS Y
Actual	$1,000.00	$880.50	$3.31
Hypothetical (5% return before expenses)	$1,000.00	$1,021.62	$3.56

*	Expenses are equal to the Fund’s annualized expense ratio (after fee reduction/reimbursement): 0.94%, 1.70%, and 0.70%, for Class A, C, and Y, respectively, multiplied by the average account value over the period multiplied by the number of days in the most recent fiscal half-year, divided by 366 (to reflect the half-year period).

GATEWAY FUND — PORTFOLIO OF INVESTMENTS

Investments as of December 31, 2008

Shares	Description	Value (†)

Common Stocks — 95.8% of Net Assets
	Aerospace & Defense — 2.5%
15,016	Alliant Techsystems, Inc.(b)(c)	$1,287,772
381,227	Boeing Co. (The)(b)	16,266,956
280,589	Goodrich Corp.(b)	10,387,405
533,751	Honeywell International, Inc.(b)	17,523,045
482,437	Raytheon Co.(b)	24,623,585
894,565	United Technologies Corp.(b)	47,948,684

		118,037,447

	Air Freight & Logistics — 1.0%
814,899	United Parcel Service, Inc., Class B(b)	44,949,829

	Airlines — 0.2%
891,316	AMR Corp.(b)(c)	9,510,342

	Auto Components — 0.0%
164,800	Cooper Tire & Rubber Co.(b)	1,015,168

	Beverages — 2.3%
1,643,287	Coca-Cola Co. (The)(b)	74,391,602
613,531	PepsiCo, Inc.(b)	33,603,093

		107,994,695

	Biotechnology — 1.9%
588,544	Amgen, Inc.(b)(c)	33,988,416
167,204	Biogen Idec, Inc.(b)(c)	7,963,927
23,700	Cephalon, Inc.(b)(c)	1,825,848
151,475	Facet Biotech Corp.(b)(c)	1,452,645
115,527	Genentech, Inc.(b)(c)	9,578,344
545,274	Gilead Sciences, Inc.(b)(c)	27,885,312
757,379	PDL BioPharma, Inc.(b)	4,680,602

		87,375,094

	Capital Markets — 2.2%
897,936	Charles Schwab Corp. (The)(b)	14,519,625
383,669	Eaton Vance Corp.(b)	8,060,886
348,555	Goldman Sachs Group, Inc. (The)(b)	29,414,556
727,533	Legg Mason, Inc.(b)	15,940,248
797,551	Merrill Lynch & Co., Inc.(b)	9,283,494
1,473,744	Morgan Stanley(b)	23,638,854
221,798	Waddell & Reed Financial, Inc., Class A(b)	3,428,997

		104,286,660

	Chemicals — 1.5%
1,120,144	Dow Chemical Co. (The)(b)	16,902,973
941,372	E.I. Du Pont de Nemours & Co.(b)	23,816,712
216,400	Eastman Chemical Co.(b)	6,862,044
188,362	Lubrizol Corp.(b)	6,854,493
550,250	Olin Corp.(b)	9,948,520
358,103	RPM International, Inc.(b)	4,759,189

		69,143,931

	Commercial Banks — 2.7%
279,699	Associated Banc-Corp(b)	5,854,100
118,200	FirstMerit Corp.(b)	2,433,738
177,566	Old National Bancorp(b)	3,224,599
1,554,046	U.S. Bancorp(b)	38,866,690
2,677,520	Wells Fargo & Co.(b)	78,933,290

		129,312,417

	Commercial Services & Supplies — 1.2%
266,030	Avery Dennison Corp.(b)	8,707,162
128,446	Deluxe Corp.(b)	1,921,552
70,400	Dun & Bradstreet Corp.(b)	5,434,880

Shares	Description	Value (†)

	Commercial Services & Supplies — continued
370,557	R. R. Donnelley & Sons Co.(b)	$5,032,164
279,337	Resources Connection, Inc.(b)(c)	4,575,540
879,271	Waste Management, Inc.(b)	29,139,041

		54,810,339

	Communications Equipment — 2.3%
3,100,252	Cisco Systems, Inc.(b)(c)	50,534,108
1,047,869	Corning, Inc.(b)	9,986,191
1,390,900	Motorola, Inc.(b)	6,161,687
34,200	Plantronics, Inc.(b)	451,440
1,105,010	QUALCOMM, Inc.(b)	39,592,508

		106,725,934

	Computers & Peripherals — 3.4%
531,740	Apple, Inc.(b)(c)	45,384,009
1,191,830	Dell, Inc.(b)(c)	12,204,339
1,018,505	Hewlett-Packard Co.(b)	36,961,547
789,163	International Business Machines Corp.(b)	66,415,958

		160,965,853

	Consumer Finance — 0.1%
618,700	Discover Financial Services(b)	5,896,211

	Containers & Packaging — 0.1%
223,167	Sonoco Products Co.(b)	5,168,548

	Distributors — 0.2%
304,207	Genuine Parts Co.(b)	11,517,277

	Diversified Financial Services — 2.7%
2,156,256	Bank of America Corp.(b)	30,360,085
951,402	Citigroup, Inc.(b)	6,383,907
81,192	CME Group, Inc.(b)	16,896,867
2,356,902	JP Morgan Chase & Co.(b)	74,313,120

		127,953,979

	Diversified Telecommunication Services — 4.3%
4,118,600	AT&T, Inc.(b)	117,380,100
903,500	Frontier Communications Corp.(b)	7,896,590
2,259,488	Verizon Communications, Inc.(b)	76,596,643

		201,873,333

	Electric Utilities — 1.5%
2,434,028	Duke Energy Corp.(b)	36,534,760
80,025	Hawaiian Electric Industries, Inc.(b)	1,771,754
418,725	Pepco Holdings, Inc.(b)	7,436,556
639,917	Progress Energy, Inc.(b)	25,500,692

		71,243,762

	Electrical Equipment — 1.0%
1,052,016	Emerson Electric Co.(b)	38,514,306
37,800	First Solar, Inc.(b)(c)	5,214,888
169,979	Hubbell, Inc., Class B(b)	5,554,913

		49,284,107

	Electronic Equipment & Instruments — 0.1%
316,042	Tyco Electronics Ltd.(b)	5,123,041

	Energy Equipment & Services — 1.8%
641,872	BJ Services Co.(b)	7,490,646
66,354	CARBO Ceramics, Inc.(b)	2,357,558
96,200	Diamond Offshore Drilling, Inc.(b)	5,670,028
72,450	ENSCO International, Inc.(b)	2,056,856
852,300	Halliburton Co.(b)	15,494,814
551,550	Patterson-UTI Energy, Inc.(b)	6,348,340

See accompanying notes to financial statements.

GATEWAY FUND — PORTFOLIO OF INVESTMENTS (continued)

Investments as of December 31, 2008

Shares	Description	Value (†)

	Energy Equipment & Services — continued
714,186	Schlumberger Ltd.(b)	$30,231,493
301,200	Smith International, Inc.(b)	6,894,468
213,925	Tidewater, Inc.(b)	8,614,760

		85,158,963

	Food & Staples Retailing — 2.7%
1,311,901	CVS Caremark Corp.(b)	37,704,035
660,350	SUPERVALU, Inc.(b)	9,641,110
1,442,680	Wal-Mart Stores, Inc.(b)	80,876,641

		128,221,786

	Food Products — 1.6%
1,062,940	ConAgra Foods, Inc.(b)	17,538,510
1,890,976	Kraft Foods, Inc., Class A(b)	50,772,706
770,800	Sara Lee Corp.(b)	7,546,132

		75,857,348

	Gas Utilities — 0.7%
277,713	National Fuel Gas Co.(b)	8,700,748
347,200	Nicor, Inc.(b)	12,061,728
332,646	Oneok, Inc.(b)	9,686,652
144,516	WGL Holdings, Inc.(b)	4,724,228

		35,173,356

	Health Care Equipment & Supplies — 1.8%
564,206	Baxter International, Inc.(b)	30,235,800
1,283,104	Boston Scientific Corp.(b)(c)	9,931,225
270,675	Covidien Ltd.(b)	9,809,262
42,111	Edwards Lifesciences Corp.(b)(c)	2,313,999
27,800	Intuitive Surgical, Inc.(b)(c)	3,530,322
913,100	Medtronic, Inc.(b)	28,689,602

		84,510,210

	Health Care Providers & Services — 1.4%
417,516	Aetna, Inc.(b)	11,899,206
223,452	Coventry Health Care, Inc.(b)(c)	3,324,966
287,839	Medco Health Solutions, Inc.(b)(c)	12,063,332
880,113	UnitedHealth Group, Inc.(b)	23,411,006
60,000	Universal Health Services, Inc., Class B(b)	2,254,200
261,753	WellPoint, Inc.(b)(c)	11,027,654

		63,980,364

	Hotels, Restaurants & Leisure — 1.3%
691,600	International Game Technology(b)	8,223,124
797,020	McDonald’s Corp.(b)	49,566,674
58,233	Tim Hortons, Inc.(b)	1,679,440
279,650	Wendy’s/Arby’s Group, Inc., Class A(b)	1,381,471

		60,850,709

	Household Durables — 1.0%
117,455	Black & Decker Corp. (The)(b)	4,910,794
708,471	Leggett & Platt, Inc.(b)	10,761,674
364,943	Newell Rubbermaid, Inc.(b)	3,569,142
113,923	Snap-On, Inc.(b)	4,486,288
204,960	Stanley Works (The)(b)	6,989,136
441,750	Tupperware Brands Corp.(b)	10,027,725
128,523	Whirlpool Corp.(b)	5,314,426

		46,059,185

	Household Products — 3.0%
156,150	Colgate-Palmolive Co.(b)	10,702,521
407,902	Kimberly-Clark Corp.(b)	21,512,752
1,741,099	Procter & Gamble Co.(b)	107,634,740

		139,850,013

Shares	Description	Value (†)

	Industrial Conglomerates — 2.7%
225,900	3M Co.(b)	$12,998,286
6,668,119	General Electric Co.(b)	108,023,528
273,027	Tyco International Ltd.(b)	5,897,383

		126,919,197

	Insurance — 3.1%
81,170	Aegon NV, Sponsored ADR(b)	491,079
627,200	Allstate Corp. (The)(b)	20,547,072
6,766,156	American International Group, Inc.(b)	10,622,865
144,884	AON Corp.(b)	6,618,301
820,950	Arthur J. Gallagher & Co.(b)	21,270,814
813,587	Fidelity National Financial, Inc., Class A(b)	14,441,169
1,236,496	Lincoln National Corp.(b)	23,295,585
596,444	Marsh & McLennan Cos., Inc.(b)	14,475,696
131,940	Mercury General Corp.(b)	6,067,921
183,100	Nationwide Financial Services, Class A(b)	9,559,651
466,097	Old Republic International Corp.(b)	5,555,876
45,848	Travelers Cos., Inc. (The)(b)	2,072,330
152,680	Unitrin, Inc.(b)	2,433,719
1,623,040	XL Capital Ltd., Class A(b)	6,005,248
113,885	Zenith National Insurance Corp.(b)	3,595,349

		147,052,675

	Internet & Catalog Retail — 0.2%
207,780	Amazon.com, Inc.(b)(c)	10,654,958

	Internet Software & Services — 1.5%
363,645	Akamai Technologies, Inc.(b)(c)	5,487,403
779,700	eBay, Inc.(b)(c)	10,884,612
156,638	Google, Inc., Class A(b)(c)	48,189,681
313,846	VeriSign, Inc.(b)(c)	5,988,181

		70,549,877

	IT Services — 1.7%
23,722	Accenture Ltd., Class A(b)	777,844
694,658	Automatic Data Processing, Inc.(b)	27,327,846
162,725	Broadridge Financial Solutions, Inc.(b)	2,040,571
403,344	Cognizant Technology Solutions Corp., Class A(b)(c)	7,284,392
367,655	Fidelity National Information Services, Inc.(b)	5,981,747
36,006	Lender Processing Services, Inc.(b)	1,060,377
1,109,949	Paychex, Inc.(b)	29,169,460
82,118	Visa, Inc., Class A(b)	4,307,089
242,029	Western Union Co.(b)	3,470,696

		81,420,022

	Leisure Equipment & Products — 0.3%
414,371	Eastman Kodak Co.(b)	2,726,561
629,367	Mattel, Inc.(b)	10,069,872

		12,796,433

	Machinery — 2.3%
757,000	Caterpillar, Inc.(b)	33,815,190
385,788	Cummins, Inc.(b)	10,312,113
354,100	Deere & Co.(b)	13,569,112
292,324	Eaton Corp.(b)	14,531,426
549,000	Ingersoll-Rand Co. Ltd., Class A(b)	9,525,150
240,228	Parker Hannifin Corp.(b)	10,219,299
121,000	Pentair, Inc.(b)	2,864,070
206,500	SPX Corp.(b)	8,373,575
297,911	Timken Co. (The)(b)	5,847,993

		109,057,928

See accompanying notes to financial statements.

GATEWAY FUND — PORTFOLIO OF INVESTMENTS (continued)

Investments as of December 31, 2008

Shares	Description	Value (†)

	Media — 1.5%
425,650	News Corp., Class B(b)	$4,077,727
193,777	Omnicom Group, Inc.(b)	5,216,477
262,630	Time Warner Cable, Inc., Class A(b)(c)	5,633,414
2,625,685	Time Warner, Inc.(b)	26,414,391
1,385,364	Walt Disney Co. (The)(b)	31,433,909

		72,775,918

	Metals & Mining — 1.2%
891,100	Alcoa, Inc.(b)	10,033,786
828,408	Cia Siderurgica Nacional SA, Sponsored ADR(b)	10,611,907
346,100	Gerdau SA, Sponsored ADR(b)	2,284,260
555,900	Nucor Corp.(b)	25,682,580
396,864	Southern Copper Corp.(b)	6,373,636
123,273	Worthington Industries, Inc.(b)	1,358,468

		56,344,637

	Multi Utilities — 2.2%
721,261	Ameren Corp.(b)	23,989,141
971,071	Consolidated Edison, Inc.(b)	37,803,794
396,982	Integrys Energy Group, Inc.(b)	17,062,286
256,864	OGE Energy Corp.(b)	6,621,954
578,525	Public Service Enterprise Group, Inc.(b)	16,875,574

		102,352,749

	Multiline Retail — 0.8%
488,100	J.C. Penney Co., Inc.(b)	9,615,570
1,798,724	Macy’s, Inc.(b)	18,616,793
603,423	Nordstrom, Inc.(b)	8,031,560
43,350	Sears Holdings Corp.(b)(c)	1,685,015

		37,948,938

	Oil, Gas & Consumable Fuels — 11.2%
18,549	BP PLC, Sponsored ADR(b)	866,980
438,900	Chesapeake Energy Corp.(b)	7,097,013
1,901,804	Chevron Corp.(b)	140,676,442
651	CNOOC Ltd., Sponsored ADR(b)	62,001
697,862	ConocoPhillips(b)	36,149,252
254,425	CONSOL Energy, Inc.(b)	7,271,467
19,890	Eni SpA, Sponsored ADR(b)	951,140
3,525,940	Exxon Mobil Corp.(b)	281,475,790
383,270	Occidental Petroleum Corp.(b)	22,992,367
16,392	Royal Dutch Shell PLC, Class A, Sponsored ADR(b)	867,792
955,197	Southwestern Energy Co.(b)(c)	27,672,057
58,862	StatoilHydro ASA, Sponsored ADR(b)	980,641

		527,062,942

	Paper & Forest Products — 0.2%
691,384	MeadWestvaco Corp.(b)	7,736,587

	Personal Products — 0.1%
269,000	Avon Products, Inc.(b)	6,464,070

	Pharmaceuticals — 7.9%
1,301,991	Abbott Laboratories(b)	69,487,260
423,889	GlaxoSmithKline PLC, Sponsored ADR(b)	15,798,343
1,540,192	Johnson & Johnson(b)	92,149,687
1,694,980	Merck & Co., Inc.(b)	51,527,392
4,293,936	Pfizer, Inc.(b)	76,045,607
1,420,902	Schering-Plough Corp.(b)	24,197,961
1,212,442	Wyeth(b)	45,478,699

		374,684,949

	REITs — 1.6%
74,945	Annaly Capital Management, Inc.(b)	1,189,377

Shares	Description	Value (†)

	REITs — continued
1,554,406	Duke Realty Corp.(b)	$17,036,290
125,000	Healthcare Realty Trust, Inc.(b)	2,935,000
730,464	Liberty Property Trust(b)	16,676,493
496,970	Mack-Cali Realty Corp.(b)	12,175,765
567,650	Nationwide Health Properties, Inc.(b)	16,302,908
371,650	Senior Housing Properties Trust(b)	6,659,968

		72,975,801

	Road & Rail — 0.4%
536,701	CSX Corp.(b)	17,426,681

	Semiconductors & Semiconductor Equipment — 2.4%
917,823	Advanced Micro Devices, Inc.(b)(c)	1,982,498
110,200	Altera Corp.(b)	1,841,442
567,676	Analog Devices, Inc.(b)	10,797,198
4,600	Applied Materials, Inc.(b)	46,598
2,659,390	Intel Corp.(b)	38,986,657
610,309	Linear Technology Corp.(b)	13,500,035
709,350	Microchip Technology, Inc.(b)	13,853,606
676,629	National Semiconductor Corp.(b)	6,813,654
560,900	NVIDIA Corp.(b)(c)	4,526,463
186,237	Taiwan Semiconductor Manufacturing Co. Ltd., Sponsored ADR(b)	1,471,272
853,462	Texas Instruments, Inc.(b)	13,245,730
335,839	Xilinx, Inc.(b)	5,984,651

		113,049,804

	Software — 3.4%
673,800	Activision Blizzard, Inc.(b)(c)	5,821,632
365,782	Adobe Systems, Inc.(b)(c)	7,787,499
255,164	Autodesk, Inc.(b)(c)	5,013,973
4,675,785	Microsoft Corp.(b)	90,897,260
2,157,179	Oracle Corp.(b)(c)	38,246,784
126,605	Quality Systems, Inc.(b)	5,522,510
525,830	Symantec Corp.(b)(c)	7,109,221

		160,398,879

	Specialty Retail — 2.3%
223,904	Abercrombie & Fitch Co., Class A(b)	5,165,465
555,300	American Eagle Outfitters, Inc.(b)	5,197,608
399,175	Best Buy Co., Inc.(b)	11,220,809
210,000	Foot Locker, Inc.(b)	1,541,400
396,100	Gap, Inc. (The)(b)	5,303,779
1,734,742	Home Depot, Inc.(b)	39,933,761
554,600	Limited Brands, Inc.(b)	5,568,184
966,958	Lowe’s Cos., Inc.(b)	20,808,936
254,100	RadioShack Corp.(b)	3,033,954
304,204	Tiffany & Co.(b)	7,188,341
89,480	TJX Cos., Inc.(b)	1,840,604
40,694	Urban Outfitters, Inc.(b)(c)	609,596

		107,412,437

	Thrifts & Mortgage Finance — 0.3%
98,238	Capitol Federal Financial(b)	4,479,653
924,756	New York Community Bancorp, Inc.(b)	11,060,082

		15,539,735

	Tobacco — 1.8%
2,034,298	Altria Group, Inc.(b)	30,636,528
115,850	Lorillard, Inc.(b)	6,528,147
709,300	Philip Morris International, Inc.(b)	30,861,643
355,627	Reynolds American, Inc.(b)	14,335,324
292,296	Vector Group Ltd.(b)	3,981,072

		86,342,714

See accompanying notes to financial statements.

GATEWAY FUND — PORTFOLIO OF INVESTMENTS (continued)

Investments as of December 31, 2008

Shares	Description	Value (†)

	Trading Companies & Distributors — 0.1%
198,731	GATX Corp.(b)	$6,154,699

	Wireless Telecommunication Services — 0.1%
89,900	China Mobile Ltd., Sponsored ADR(b)	4,571,415
202,444	Clearwire Corp., Class A(b)(c)	998,049

		5,569,464

	Total Common Stocks (Identified Cost $4,537,758,407)	4,520,541,995

Contracts
Put Options — 0.3%
6,842	On S&P 500 Index expiring January 17, 2009 at 675	307,890
5,028	On S&P 500 Index expiring January 17, 2009 at 700	326,820
8,114	On S&P 500 Index expiring February 21, 2009 at 700	4,908,970
192	On S&P 500 Index expiring March 21, 2009 at 700	239,040
5,450	On S&P 500 Index expiring March 21, 2009 at 750	10,600,250

	Total Put Options (Identified Cost $148,131,745)	16,382,970

Principal Amount
Short-Term Investments — 6.9%
$323,125,000	Tri-Party Repurchase Agreement with Fixed Income Clearing Corp., dated 12/31/2008 at 0.000% to be repurchased at $323,125,000 on 1/02/2009, collateralized by $50,000,000 Federal Home Loan Mortgage Corp., 5.250% due 4/03/2012 valued at $51,250,000; $4,020,000 Federal National Mortgage Corp., 4.250% due 2/13/2013 valued at $4,095,375; $23,395,000 Federal National Mortgage Association, 4.600% due 11/10/2011 valued at $24,155,338; $145,795,000 Federal National Mortgage Association, 4.780% due 11/16/2012 valued at $151,444,556; $50,000,000 Federal National Mortgage Association, 5.360% due 8/28/2012 valued at $52,437,500; $18,040,000 Federal National Mortgage Association, 4.850% due 12/03/2012 valued at $18,242,950; $27,280,000 Federal National Mortgage Association, 5.125% due 1/03/2013 valued at $27,962,000 including accrued interest (Note 2g of Notes to Financial Statements) (Identified Cost $323,125,000)	323,125,000

	Total Investments — 103.0% (Identified Cost $5,009,015,152)(a)	4,860,049,965
	Other assets less liabilities— (3.0%)	(141,517,290)

	Net Assets — 100.0%	$4,718,532,675

Contracts
Call Options Written — (3.3%)
4,703	On S&P 500 Index expiring January 17, 2009 at 850	(29,182,115)
12,484	On S&P 500 Index expiring January 17, 2009 at 900	(33,769,220)
5,298	On S&P 500 Index expiring January 17, 2009 at 950	(3,735,090)
6,708	On S&P 500 Index expiring February 21, 2009 at 900	(32,835,660)
6,708	On S&P 500 Index expiring February 21, 2009 at 950	(16,870,620)
6,489	On S&P 500 Index expiring March 21, 2009 at 950	(24,820,425)
7,136	On S&P 500 Index expiring March 21, 2009 at 1000	(14,593,120)

	Total Call Options Written (Premium Received $201,414,673)	$(155,806,250)

(†)	See Note 2a of Notes to Financial Statements.
(a)	Federal Tax Information: At December 31, 2008, the net unrealized depreciation on investments based on a cost of $4,886,865,264 for federal income tax purposes was as follows:
	Aggregate gross unrealized appreciation in which there is an excess of value over tax cost	$435,565,828
	Aggregate gross unrealized depreciation in which there is an excess of tax cost over value	(462,381,127)

	Net unrealized depreciation	$(26,815,299)

(b)	All or a portion of this security is held as collateral for outstanding call options.
(c)	Non-income producing security.

ADR	An American Depositary Receipt is a certificate issued by a custodian bank representing the right to receive securities of the foreign issuer described. The values of ADRs are significantly influenced by trading on exchanges not located in the United States.
REITs	Real Estate Investment Trusts

Net Asset Summary at December 31, 2008 (Unaudited)

Oil, Gas & Consumable Fuels	11.2%
Pharmaceuticals	7.9
Diversified Telecommunication Services	4.3
Computers & Peripherals	3.4
Software	3.4
Insurance	3.1
Household Products	3.0
Commercial Banks	2.7
Food & Staples Retailing	2.7
Diversified Financial Services	2.7
Industrial Conglomerates	2.7
Aerospace & Defense	2.5
Semiconductors & Semiconductor Equipment	2.4
Machinery	2.3
Beverages	2.3
Specialty Retail	2.3
Communications Equipment	2.3
Capital Markets	2.2
Multi Utilities	2.2
Other Investments, less than 2% each	30.5
Short-Term Investments	6.9

Total Investments	103.0
Other assets less liabilities (including Call Options Written)	(3.0)

Net Assets	100.0%

See accompanying notes to financial statements.

STATEMENT OF ASSETS AND LIABILITIES

December 31, 2008

ASSETS
Investments at cost	$5,009,015,152
Net unrealized depreciation	(148,965,187)

Investments at value	4,860,049,965
Cash	689
Receivable for Fund shares sold	36,512,689
Receivable from investment advisor (Note 5)	813,023
Dividends and interest receivable	11,664,799
Tax reclaims receivable	105,092
Other assets	837,203

TOTAL ASSETS	4,909,983,460

LIABILITIES
Call options written, at value (premium received $201,414,673) (Note 2d)	155,806,250
Payable for Fund shares redeemed	26,583,717
Dividends payable	5,717,982
Management fees payable (Note 5)	2,515,388
Deferred Trustees’ fees (Note 5)	37,080
Administrative fees payable (Note 5)	47,158
Service and distribution fees payable (Note 5)	207
Other accounts payable and accrued expenses	743,003

TOTAL LIABILITIES	191,450,785

NET ASSETS	$4,718,532,675

NET ASSETS CONSIST OF:
Paid-in capital	$4,890,654,099
Distributions in excess of net investment income	(46,984)
Accumulated net realized loss on investments, call options written and foreign currency transactions	(68,717,676)
Net unrealized depreciation on investments and call options written	(103,356,764)

NET ASSETS	$4,718,532,675

COMPUTATION OF NET ASSET VALUE AND OFFERING PRICE:
Class A shares:
Net assets	$3,142,573,799

Shares of beneficial interest	130,018,782

Net asset value and redemption price per share	$24.17

Offering price per share (100/94.25 of net asset value) (Note 1)	$25.64

Class C shares: (redemption price per share is equal to net asset value less any applicable contingent deferred sales charge) (Note 1)
Net assets	$173,868,529

Shares of beneficial interest	7,210,067

Net asset value and offering price per share	$24.11

Class Y shares:
Net assets	$1,402,090,347

Shares of beneficial interest	58,020,083

Net asset value, offering and redemption price per share	$24.17

See accompanying notes to financial statements.

STATEMENT OF OPERATIONS

For the Year Ended December 31, 2008*

INVESTMENT INCOME
Dividends	$136,757,273
Interest	3,273,611
Less net foreign taxes withheld	(336,743)

139,694,141

Expenses
Management fees (Note 5)	26,590,173
Investment advisory and management fees (Note 1 and Note 5)	3,159,339
Service fees - Class A (Note 5)	7,921,295
Service and distribution fees - Class C (Note 5)	764,522
Distribution expenses (Note 1)	1,711,400
Trustees’ fees and expenses (Note 5)	125,602
Administrative fees (Note 5)	2,091,581
Custodian fees and expenses	136,237
Transfer agent fees and expenses - Class A (Note 5)	2,001,782
Transfer agent fees and expenses - Class C (Note 5)	64,705
Transfer agent fees and expenses - Class Y (Note 5)	304,366
Audit and tax services fees	65,402
Legal fees	121,203
Shareholder reporting expenses	265,122
Registration fees	433,759
Miscellaneous expenses	181,424

Total expenses	45,937,912
Less fee reduction and/or expense reimbursement (Note 5)	(3,922,704)

Net expenses	42,015,208

Net investment income	97,678,933

NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS, CALL OPTIONS WRITTEN AND FOREIGN CURRENCY TRANSACTIONS
Net realized gain (loss) on:
Investments	(539,560,449)
Call options written	713,450,650
Foreign currency transactions	(123)
Net change in unrealized appreciation (depreciation) on:
Investments	(1,034,799,785)
Call options written	7,015,118

Net realized and unrealized loss on investments, call options written and foreign currency transactions	(853,894,589)

NET DECREASE IN NET ASSETS RESULTING FROM OPERATIONS	$(756,215,656)

*	Includes results of operations of the Predecessor Fund (see Note 1 of Notes to Financial Statements) for the period from January 1, 2008 to the close of business February 15, 2008.

See accompanying notes to financial statements.

STATEMENT OF CHANGES IN NET ASSETS

	Year Ended December 31, 2008 *	Year Ended December 31, 2007 **
FROM OPERATIONS:
Net investment income	$97,678,933	$73,795,718
Net realized gain on investments, call options written and foreign currency transactions	173,890,078	55,190,815
Net change in unrealized appreciation (depreciation) on investments and call options written	(1,027,784,667)	157,029,596

Net increase (decrease) in net assets resulting from operations	(756,215,656)	286,016,129

FROM DISTRIBUTIONS TO SHAREHOLDERS:
Net investment income
Class A	(69,859,388)	(74,493,434)
Class C	(1,598,023)	—
Class Y	(24,140,546)	—

Total distributions	(95,597,957)	(74,493,434)

NET INCREASE IN NET ASSETS FROM CAPITAL SHARE TRANSACTIONS (NOTE 7)	1,291,647,394	737,236,407

Net increase in net assets	439,833,781	948,759,102

NET ASSETS
Beginning of the year	4,278,698,894	3,329,939,792

End of the year	$4,718,532,675	$4,278,698,894

DISTRIBUTIONS IN EXCESS OF NET INVESTMENT INCOME	$(46,984)	$—

*	Includes changes in net assets of the Predecessor Fund (see Note 1 of Notes to Financial Statements) for the period from January 1, 2008 to the close of business February 15, 2008.
**	Represents changes in net assets of the Predecessor Fund (see Note 1 of Notes to Financial Statements) for the year ended December 31, 2007.

See accompanying notes to financial statements.

This Page Intentionally Left Blank

FINANCIAL HIGHLIGHTS

For a share outstanding throughout each period.

		Income (Loss) from Investment Operations:			Less Distributions:

	Net asset value, beginning of the period	Net investment income (a)	Net realized and unrealized gain (loss)	Total from investment operations	Dividends from net investment income	Total distributions

Class A *
12/31/2008	$28.64	$0.55	$(4.49)	$(3.94)	$(0.53)	$(0.53)
12/31/2007	27.04	0.53	1.61	2.14	(0.54)	(0.54)
12/31/2006	25.00	0.48	2.04	2.52	(0.48)	(0.48)
12/31/2005	24.31	0.44	0.70	1.14	(0.45)	(0.45)
12/31/2004	23.00	0.29	1.31	1.60	(0.29)	(0.29)
Class C **
12/31/2008	27.76	0.35	(3.57)	(3.22)	(0.43)	(0.43)
Class Y **
12/31/2008	27.76	0.56	(3.56)	(3.00)	(0.59)	(0.59)

*	As of the close of business on February 15, 2008, the Fund acquired the assets and liabilities of the Predecessor Fund (see Note 1 of Notes to Financial Statements) in exchange for Class A shares of the Fund pursuant to a plan of reorganization. Prior to the reorganization, the Fund had no investment operations. The Fund is the successor to the Predecessor Fund and therefore information for the periods prior to and including February 15, 2008 relates to the Predecessor Fund.
**	From commencement of Class operations on February 19, 2008 through December 31, 2008.
(a)	Per share net investment income has been calculated using the average shares outstanding during the period.
(b)	Had certain expenses not been reduced during the period, if applicable, total returns would have been lower.

See accompanying notes to financial statements.

			Ratios to Average Net Assets:

Net asset value, end of the period	Total return (%) (b) (c)	Net assets, end of the period (000’s)	Net expenses (%) (d) (e)	Gross expenses (%) (e)	Net investment income (loss) (%) (e)	Portfolio turnover rate (%)

$24.17	(13.9)	$3,142,574	0.94	1.03	2.05	38
28.64	7.9	4,278,699	0.94	0.94	1.91	5
27.04	10.1	3,329,940	0.95	0.95	1.92	9
25.00	4.7	2,707,643	0.95	0.95	1.87	15
24.31	7.0	2,103,935	0.97	0.97	1.42	71

24.11	(11.7)	173,869	1.70	1.83	1.57	38

24.17	(11.0)	1,402,090	0.70	0.78	2.45	38

(c)	A sales charge for Class A shares and a contingent deferred sales charge for Class C shares are not reflected in total return calculations. Periods less than one year, if applicable, are not annualized.
(d)	The investment adviser and/or administrator agreed to reimburse a portion of the Fund’s expenses and/or reduce its fee during the period. Without this reimbursement/fee reduction, if applicable, expenses would have been higher.
(e)	Computed on an annualized basis for periods less than one year, if applicable.

NOTES TO FINANCIAL STATEMENTS

December 31, 2008

1.  Organization.  Gateway Fund (the “Fund”) is the sole series of Gateway Trust (the “Trust”), and is organized as a Massachusetts business trust. The Trust is registered under the Investment Company Act of 1940, as amended (“1940 Act”), as an open-end management investment company.

The Fund offers Class A, Class C and Class Y shares. Class A shares are sold with a maximum front-end sales charge of 5.75%. Class C shares do not pay a front-end sales charge and pay higher Rule 12b-1 fees than Class A shares and may be subject to a contingent deferred sales charge (“CDSC”) of 1.00% if those shares are redeemed within one year. Class Y shares do not pay a front-end sales charge, a CDSC or Rule 12b-1 fees. Class Y shares are generally intended for institutional investors with a minimum initial investment of $100,000, though some categories of investors are exempted from the minimum investment amount as outlined in the Fund’s prospectus.

As of the close of business on February 15, 2008, the Fund acquired the assets and liabilities of Gateway Fund (the “Predecessor Fund”), a series of The Gateway Trust, an Ohio business trust, in exchange for Class A shares of the Fund pursuant to a plan of reorganization approved by Predecessor Fund shareholders on January 18, 2008 (the “Acquisition”). Prior to the Acquisition, the Fund had no investment operations. The Fund is the successor to the Predecessor Fund and therefore information for the periods prior to and including February 15, 2008 relates to the Predecessor Fund.

Prior to the close of business February 15, 2008, the Predecessor Fund paid Gateway Investment Advisers, L.P. (“Predecessor Fund Adviser”) an investment advisory and management fee under the terms of a Management Agreement for which the Predecessor Fund Adviser received no separate fee for its transfer agency, fund accounting and other services to the Predecessor Fund. In addition, the Predecessor Fund Adviser paid the Predecessor Fund’s expenses of reporting to shareholders under the Management Agreement. The Predecessor Fund also had adopted a Distribution Plan pursuant to Rule 12b-1 of the 1940 Act that allowed for the payment of distribution expenses by the Predecessor Fund related to the sale and distribution of its shares. The aforementioned Predecessor Fund investment advisory and management fee and distribution expense have been stated separately on the Statement of Operations for financial statement purposes. All other Fund and Predecessor Fund expenses have been combined.

The Fund began offering Class C and Class Y shares effective February 19, 2008.

For the period from the close of business February 15, 2008 to December 31, 2008, expenses of the Fund are borne pro rata by the holders of each class of shares, except that each class bears expenses unique to that class (including the Rule 12b-1 service and distribution fees and transfer agent fees applicable to such class). In addition, each class votes as a class only with respect to its own Rule 12b-1 Plan. Shares of each class would receive their pro rata share of the net assets of a fund if the fund were liquidated. The Trustees approve separate dividends from net investment income on each class of shares.

2.  Significant Accounting Policies.  The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of its financial statements. The Fund’s financial statements are prepared in accordance with accounting principles generally accepted in the United States of America which require the use of management estimates that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates.

a.  Valuation.  Equity securities, including closed-end investment companies and exchange-traded funds, for which market quotations are readily available are valued at market value, as reported by pricing services recommended by the investment adviser and approved by the Board of Trustees. Such pricing services generally use the security’s last sale price on the exchange or market where the security is primarily traded or, if there is no reported sale during the day, the closing bid price. Securities traded on the NASDAQ Global Select Market, NASDAQ Global Market and NASDAQ Capital Market are valued at the NASDAQ Official Closing Price (“NOCP”), or if lacking a NOCP, at the most recent bid quotation on the applicable NASDAQ Market. Debt securities (other than short-term obligations purchased with an original or remaining maturity of sixty days or less) are generally valued on the basis of evaluated bids furnished to the Fund by a pricing service, recommended by the investment adviser and approved by the Board of Trustees, which service determines valuations for normal, institutional-size trading units of such securities using market information, transactions for comparable securities and various relationships between securities which are generally recognized by institutional traders. Broker-dealer bid quotations may also be used to value debt and equity securities where a pricing service does not price a security or where a pricing service does not provide a reliable price for the security. In instances where broker-dealer bid quotations are not available, certain securities held by the Fund may be valued on the basis of a price provided by a principal market maker. Exchange-traded index options are valued at the average of the closing bid and asked quotations. Short-term obligations purchased with an original or remaining maturity of sixty days or less are valued at amortized cost, which approximates market value. Securities for which market quotations are not readily available are valued at fair value as determined in good faith by the Fund’s investment adviser using consistently applied procedures under the general supervision of the Board of Trustees. Option contracts for which the average of the closing bid and ask quotations are not considered to reflect option contract values as of the close of the New York Stock Exchange (“NYSE”) are valued at fair value as determined in good faith under procedures adopted by the Board of Trustees. As of December 31, 2008 the total amount of put options fair valued was $16,382,970 and call options written fair valued was $155,806,250. Investments in other open-end investment companies are valued at the net asset value each day.

The Fund may hold securities traded in foreign markets. Foreign securities are valued at the market price in the foreign market. However, if events occurring after the close of the foreign market (but before the close of regular trading on the NYSE) are believed to materially affect the value of those securities, such securities are fair valued pursuant to procedures approved by the Board of Trustees. When fair valuing securities, the Fund may, among other things, use modeling tools or other processes that may take into account factors such as securities market activity and/or significant events that occur after the close of the foreign market and before the Fund calculates its net asset value.

b.  Security Transactions and Related Investment Income.   Security transactions are accounted for on trade date. Dividend income is recorded on ex-dividend date, or in the case of certain foreign securities, as soon as the Fund is notified, and interest income is recorded on an accrual basis. Interest income is increased by the accretion of

NOTES TO FINANCIAL STATEMENTS (continued)

December 31, 2008

discount and decreased by the amortization of premium. Distributions received from investments in securities that represent a return of capital or capital gain are recorded as a reduction of cost of investments or as a realized gain, respectively. Investment income is recorded net of foreign taxes withheld when applicable. In determining net gain or loss on securities sold, the cost of securities has been determined on an identified cost basis. Investment income, non-class specific expenses and realized and unrealized gains and losses are allocated on a pro rata basis to each class based on the relative net assets of each class to the total net assets of the Fund.

c.  Foreign Currency Translation.  The books and records of the Fund are maintained in U.S. dollars. The value of securities, currencies and other assets and liabilities denominated in currencies other than U.S. dollars are translated into U.S. dollars based upon foreign exchange rates prevailing at the end of the period. Purchases and sales of investment securities, income and expenses are translated on the respective dates of such transactions.

Since the values of investment securities are presented at the foreign exchange rates prevailing at the end of the period, it is not practical to isolate that portion of the results of operations arising from changes in exchange rates from fluctuations which arise due to changes in market prices of the investment securities. Such changes are included with the net realized and unrealized gain or loss on investments.

Net realized foreign exchange gains or losses arise from sales of foreign currency, currency gains or losses realized between the trade and settlement dates on securities transactions and the difference between the amounts of dividends, interest and foreign withholding taxes recorded on the Fund’s books and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign exchange gains and losses arise from changes in the value of assets and liabilities, other than investment securities, at the end of the fiscal period, resulting from changes in exchange rates.

The Fund may use foreign currency exchange contracts to facilitate transactions in foreign-denominated investments. Losses may arise from changes in the value of the foreign currency or if the counterparties do not perform under the contracts’ terms.

The Fund may purchase investments of foreign issuers. Investing in securities of foreign issuers involves special risks and considerations not typically associated with investing in U.S. companies and securities of the U.S. government. These risks include revaluation of currencies and the risk of expropriation. Moreover, the markets for securities of many foreign issuers may be less liquid and the prices of such securities may be more volatile than those of comparable U.S. companies and the U.S. government.

d.  Option Contracts.  The Fund purchases index put options and writes (sells) index call options. When the Fund writes an index call option, an amount equal to the net premium received (the premium less commission) is recorded as a liability and is subsequently adjusted to the current value until the option expires or the Fund enters into a closing purchase transaction. When an index call option expires on its stipulated expiration date or the Fund enters into a closing purchase transaction, the difference between the net premium received and any amount paid at expiration or on effecting a closing purchase transaction, including commission, is treated as a realized gain or, if the net premium received is less than the amount paid, as a realized loss. The Fund, as writer of an index call option, bears the risk of an unfavorable change in the market value of the index underlying the written option.

When the Fund purchases an option, it pays a premium and the option is subsequently marked to market to reflect current value. Premiums paid for purchasing options which expire are treated as realized losses. Premiums paid for purchasing options which are exercised or closed are added to the cost or deducted from the proceeds on the underlying instrument to determine the realized gain or loss. The risk associated with purchasing options is limited to the premium paid.

The following is a summary of Gateway Fund’s written option activity:

	Number of Contracts	Premiums
Outstanding at 12/31/2007	27,928	$131,929,240
Options written	290,975	1,007,504,610
Options terminated in closing purchase transactions	(225,869)	(751,401,900)
Options expired unexercised	(43,508)	(186,617,277)

Outstanding at 12/31/2008	49,526	$201,414,673

e.  Federal and Foreign Income Taxes.  The Fund intends to meet the requirements of the Internal Revenue Code applicable to regulated investment companies, and to distribute to its shareholders substantially all of its net investment income and any net realized capital gains at least annually. Management has performed an analysis of the Fund’s and the Predecessor Fund’s tax positions taken on federal and state tax returns that remain subject to examination (tax years ended December 31, 2005 – 2008) and has concluded that no provisions for income tax are required. Fund management is not aware of any events that are reasonably possible to occur in the next twelve months that

NOTES TO FINANCIAL STATEMENTS (continued)

December 31, 2008

would result in the amounts of any unrecognized tax benefits significantly increasing or decreasing for the Fund. However, management’s conclusions regarding tax positions taken may be subject to review and adjustment at a later date based on factors including, but not limited to, new tax laws and accounting regulations and interpretations thereof.

The Fund may be subject to foreign taxes on income and gains on investments that are accrued based upon the Fund’s understanding of the tax rules and regulations that exist in the countries in which the Fund invests. Foreign governments may also impose taxes or other payments on investments with respect to foreign securities. Such taxes are accrued as applicable.

f.  Dividends and Distributions to Shareholders.  Dividends and distributions are recorded on ex-dividend date. The timing and characterization of certain income and capital gain distributions are determined annually in accordance with federal tax regulations, which may differ from accounting principles generally accepted in the United States of America. Permanent differences are primarily due to differing treatments for book and tax purposes for items such as foreign currency transactions, return of capital and capital gains distributions from REITs. Permanent book and tax basis differences relating to shareholder distributions, net investment income, and net realized gains will result in reclassifications to capital accounts. Temporary differences between book and tax distributable earnings are primarily due to wash sales, dividends payable, REIT basis adjustments, deferred Trustees’ fees, capital loss carryforwards and unrealized depreciation on open option contracts. Distributions from net investment income and short-term capital gains are considered to be distributed from ordinary income for tax purposes.

The tax characterization of distributions is determined on an annual basis. The tax character of distributions paid to shareholders, including Predecessor Fund shareholders, during the years ended December 31, 2008 and 2007, respectively, was as follows:

2008 Distributions Paid From:			2007 Distributions Paid From:
Ordinary Income	Long-Term Capital Gains	Total	Ordinary Income	Long-Term Capital Gains	Total
$95,597,957	$—	$95,597,957	$74,493,434	$—	$74,493,434

Differences between these amounts and those reported in the Statement of Changes in Net Assets, if any, are primarily attributable to different book and tax treatment for short-term capital gains.

As of December 31, 2008, the components of distributable earnings on a tax basis were as follows:

Undistributed ordinary income	$—
Undistributed long-term capital gains	—

Total undistributed earnings	$—
Capital loss carryforward:
Expires December 31, 2014*	(145,259,142)
Unrealized depreciation	(26,815,299)

Total accumulated losses	$(172,074,441)

Capital loss carryforward utilized in the current year	$81,716,851

*	The capital loss carryforward amounts are from the Predecessor Fund.

g.  Repurchase Agreements.  It is the Fund’s policy that the market value of the collateral for repurchase agreements be at least equal to 102% of the repurchase price, including interest. The repurchase agreements are tri-party arrangements whereby the collateral is held in a segregated account for the benefit of the Fund and on behalf of the counterparty. Repurchase agreements could involve certain risks in the event of default or insolvency of the counterparty including possible delays or restrictions upon a Fund’s ability to dispose of the underlying securities.

h.  Indemnifications.  Under the Trust’s organizational documents, its officers and Trustees are indemnified against certain liabilities arising out of the performance of their duties to the Fund. Additionally, in the normal course of business, the Fund enters into contracts with service providers that contain general indemnification clauses. The Fund’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Fund that have not yet occurred. However, based on experience, the Fund expects the risk of loss to be remote.

i.  New Accounting Pronouncement.  In March 2008, Statement of Financial Accounting Standards No. 161, Disclosures about Derivative Instruments and Hedging Activities (“FAS 161”), was issued and will be effective for fiscal years and interim periods beginning after November 15, 2008. FAS 161 requires enhanced disclosures about funds’ derivative and hedging activities. Management is currently evaluating the impact the adoption of FAS 161 may have on the Fund’s financial statement disclosures.

NOTES TO FINANCIAL STATEMENTS (continued)

December 31, 2008

3.  Fair Value Measurements.  The Predecessor Fund adopted Financial Accounting Standards Board Statement of Financial Accounting Standards No. 157 (“FAS 157”), Fair Value Measurements, effective January 1, 2008. FAS 157 establishes a hierarchy for net asset value determination purposes in which various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in the three broad levels listed below:

•	Level 1 — quoted prices in active markets for identical investments;

•

Level 2 — prices determined using other significant observable inputs that are observable either directly, or indirectly through corroboration with observable market data (which could include quoted prices for similar investments, interest rates, credit risk, etc.);

•

Level 3 — prices determined using significant unobservable inputs for situations where quoted prices or observable inputs are unavailable such as when there is little or no market activity for an investment (unobservable inputs reflect the Fund’s own assumptions in determining the fair value of investments and would be based on the best information available).

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

Other financial instruments are derivative instruments not reflected in investments carried at value.

The following is a summary of the inputs used to value the Fund’s investments as of December 31, 2008:

Securities Purchased Valuation Inputs	Investments in Securities
Level 1 – Quoted Prices	$4,843,666,995
Level 2 – Other Significant Observable Inputs	16,382,970
Level 3 – Significant Unobservable Inputs	—

Total	$4,860,049,965

Call Options Written Valuation Inputs	Other Financial Instruments
Level 1 – Quoted Prices	$—
Level 2 – Other Significant Observable Inputs	155,806,250
Level 3 – Significant Unobservable Inputs	—

Total	$155,806,250

4.  Purchases and Sales of Securities.  For the period from January 1, 2008 to the close of business February 15, 2008 for the Predecessor Fund and for the period from close of business February 15, 2008 to December 31, 2008 for the Fund, combined purchases and sales of securities (excluding short-term investments) were $4,038,458,263 and $1,675,170,412, respectively.

5.  Management Fees and Other Transactions with Affiliates.

a.  Management Fees.  Gateway Investment Advisers, LLC (“Gateway Advisers”) serves as investment adviser to the Fund. Gateway Advisers is a subsidiary of Natixis Global Asset Management L.P. (“Natixis US”), which is part of Natixis Global Asset Management, an international asset management group based in Paris, France. Under the terms of the management agreement, the Fund pays a management fee at the annual rate of 0.65% of the first $5 billion of the Fund’s average daily net assets and 0.60% of the Fund’s average daily net assets in excess of $5 billion, calculated daily and payable monthly.

Gateway Advisers has given a binding undertaking to the Fund to reduce management fees and/or reimburse certain expenses associated with the Fund to limit its operating expenses. This undertaking is in effect until April 30, 2010 and will be reevaluated on an annual basis. For the period from the close of business February 15, 2008 to December 31, 2008, the expense limits as a percentage of average daily net assets under the expense limitation agreement were as follows:

Expense limit as a Percentage of Average Daily Net Assets
Class A	Class C	Class Y
0.94%	1.70%	0.70%

For the period from the close of business February 15, 2008 to December 31, 2008, the management fees and reduction of management fees for the Fund were as follows:

Gross Management Fee	Reduction of Management Fee	Net Management Fee	Percentage of Average Daily Net Assets
			Gross	Net
$26,590,173	$241,468	$26,348,705	0.65%	0.64%

For the period from the close of business February 15, 2008 to December 31, 2008, class specific expenses have been reimbursed in the amount of $2,077,684.

NOTES TO FINANCIAL STATEMENTS (continued)

December 31, 2008

Prior to the close of business February 15, 2008, the Predecessor Fund, under the terms of the management agreement, paid the Predecessor Fund Adviser an investment advisory and management fee at an annual rate of 0.925% of average daily net assets minus all distribution expenses. The Predecessor Fund Adviser received no separate fee for its transfer agency, fund accounting and other services to the Predecessor Fund and paid the Predecessor Fund’s expenses of reporting to shareholders. If total annual operating expenses (excluding taxes, interest, brokerage commissions and expenses of an extraordinary nature) exceeded 1.50% of the Predecessor Fund’s average net assets, the Predecessor Fund Adviser had agreed to reduce its fee as necessary to limit the Predecessor Fund’s expenses to this level. As of the close of business on February 15, 2008, Gateway Advisers acquired substantially all the assets of the Predecessor Fund Adviser.

For the period from January 1, 2008 to the close of business February 15, 2008, the investment advisory and management fee paid to the Predecessor Fund Adviser was $3,159,339 (0.60% of average daily net assets).

Gateway Advisers shall be permitted to recover expenses it has borne under the expense limitation agreement (whether through reduction of its management fee or otherwise) on a class by class basis in later periods to the extent the expenses of a class fall below a class’ expense limits, provided, however, that a class is not obligated to pay such reduced fees/expenses more than one year after the end of the fiscal year in which the fee/expense was reduced. The amounts subject to possible recovery under the expense limitation agreements at December 31, 2008 were as follows:

Expenses Subject to Possible Recovery until December 31, 2009
Class A	Class C	Class Y	Total
$1,938,437	$69,216	$311,499	$2,319,152

b.  Administrative Fees.  Effective as of the close business on February 15, 2008, Natixis Asset Management Advisors, L.P. (“Natixis Advisors”) provides certain administrative services for the Fund and subcontracts with State Street Bank to serve as sub-administrator. Natixis Advisors is a wholly-owned subsidiary of Natixis US. Pursuant to an agreement among Natixis Funds Trust I, Natixis Funds Trust II, Natixis Funds Trust III, Natixis Funds Trust IV, Natixis Cash Management Trust, Gateway Trust (“Natixis Funds Trusts”), Loomis Sayles Funds I, Loomis Sayles Funds II (“Loomis Sayles Funds Trusts”), Hansberger International Series and Natixis Advisors, the Fund pays Natixis Advisors monthly its pro rata portion of fees equal to an annual rate of 0.0575% of the first $15 billion of the average daily net assets of the Natixis Funds Trusts, Loomis Sayles Funds Trusts and the Hansberger International Series, 0.0500% of the next $15 billion, 0.0425% of the next $30 billion and 0.0375% of such assets in excess of $60 billion, subject to an annual aggregate minimum fee for the Natixis Funds Trusts, Loomis Sayles Funds Trusts and the Hansberger International Series of $10 million, which is reevaluated on an annual basis. New funds are subject to an annual fee of $75,000 plus $12,500 per class and an additional $75,000 if managed by multiple subadvisors in their first twelve months of operations.

From the close of business on February 15, 2008 to June 30, 2008, the Fund paid Natixis Advisors monthly its pro rata portion of fees equal to an annual rate of 0.0675% of the first $5 billion of the average daily net assets of the Natixis Funds Trusts, Loomis Sayles Funds Trusts and the Hansberger International Series, 0.0625% of the next $5 billion, 0.0500% of the next $20 billion and 0.0450% of such assets in excess of $30 billion, subject to an annual aggregate minimum fee for the Natixis Funds Trusts, Loomis Sayles Funds Trusts and the Hansberger International Series of $5 million, which was reevaluated on an annual basis. New funds were subject to an annual fee of $50,000 plus $12,500 per class and an additional $50,000 if managed by multiple subadvisors in their first twelve months of operations.

Natixis Advisors has contractually agreed to limit its administrative services fees attributable to the Fund for two years after the Acquisition through February 18, 2010 to an amount not to exceed on an annual basis $300,000 plus the sub-administration expenses attributable to the Fund.

For the period from the close of business February 15, 2008 to December 31, 2008, the Fund paid the following for administrative fees to Natixis Advisors:

Gross Administrative Fees	Waiver of Administrative Fees	Net Administrative Fees
$2,091,581	$1,603,552	$488,029

c.  Service and Distribution Fees.  Effective as of the close of business on February 15, 2008, Natixis Distributors, L.P. (“Natixis Distributors”), a wholly-owned subsidiary of Natixis US, has entered into a distribution agreement with the Trust. Pursuant to this agreement, Natixis Distributors serves as principal underwriter of the Fund.

Pursuant to Rule 12b-1 under the 1940 Act, the Trust has adopted a Service Plan relating to the Fund’s Class A shares (the “Class A Plan”) and Distribution and Service Plan relating to the Fund’s Class C shares (the “Class C Plan”).

Under the Class A Plan, the Fund pays Natixis Distributors a monthly service fee at an annual rate not to exceed 0.25% of the average daily net assets attributable to the Fund’s Class A shares, as reimbursement for expenses incurred by Natixis Distributors in providing personal services to investors in Class A shares and/or the maintenance of shareholder accounts. For the period from the close of business February 15, 2008 to December 31, 2008, the Fund paid Natixis Distributors $7,921,295 in service fees under the Class A Plan.

Under the Class C Plan, the Fund pays Natixis Distributors a monthly service fee at an annual rate not to exceed 0.25% of the average daily net assets attributable to the Fund’s Class C shares, as compensation for services provided and expenses incurred by Natixis Distributors in providing personal services to investors in Class C shares and/or the maintenance of shareholder accounts. For the period from February 19, 2008 to December 31, 2008, the Fund paid Natixis Distributors $191,130 in service fees under the Class C Plan.

NOTES TO FINANCIAL STATEMENTS (continued)

December 31, 2008

Also under the Class C Plan, the Fund pays Natixis Distributors a monthly distribution fee at an annual rate of 0.75% of the average daily net assets attributable to the Fund’s Class C shares, as compensation for services provided and expenses incurred by Natixis Distributors in connection with the marketing or sale of Class C shares. For the period from February 19, 2008 to December 31, 2008, the Fund paid Natixis Distributors $573,392 in distribution fees under the Class C Plan.

Prior to the close of business February 15, 2008, the Predecessor Fund had adopted a Distribution Plan (the “Plan”) pursuant to Rule 12b-1 of the 1940 Act that allowed for the payment of distribution expenses by the Predecessor Fund related to the sale and distribution of its shares. Under the Plan the Predecessor Fund paid a distribution expense at an annual rate not to exceed 0.50% of the average daily net assets. For the period from January 1, 2008 to the close of business February 15, 2008, the Predecessor Fund paid $1,711,400 in distribution expenses.

d.  Sub-Transfer Agent Fees and Expenses.  Effective as of the close of business on February 15, 2008, Natixis Distributors has entered into agreements with financial intermediaries to provide certain recordkeeping, processing, shareholder communications and other services to customers of the intermediaries and has agreed to compensate the intermediaries for providing those services. Certain services would be provided by the Fund if the shares of those customers were registered directly with the Fund’s transfer agent. Accordingly, the Fund agreed to pay a portion of the intermediary fees attributable to shares of the Fund held by the intermediaries (which generally are a percentage of the value of shares held) not exceeding what the Fund would have paid its transfer agent had each customers’ shares been registered directly with the transfer agent instead of held through the intermediaries. Natixis Distributors pays the remainder of the fees. Listed below are the fees incurred by the Fund which are included in the transfer agent fees and expenses in the Statement of Operations.

Sub-Transfer Agent Fees
Class A	Class C	Class Y
$ 1,188,489	$26,392	$248,302

e.  Commissions.  The Fund has been informed that commissions (including CDSCs) on Fund shares paid to Natixis Distributors by investors in shares of the Fund during the period from the close of business February 15, 2008 to December 31, 2008 amounted to $2,139,707.

f.  Trustees Fees and Expenses.  The Fund does not pay any compensation directly to its officers or Trustees who are directors, officers or employees of Natixis Advisors, Natixis Distributors, Natixis US, or their affiliates. The Chairperson of the Board receives a retainer fee at the annual rate of $200,000. The Chairperson does not receive any meeting attendance fees for Board of Trustees meetings or committee meetings that she attends. Each Independent Trustee (other than the Chairperson) receives, in the aggregate, a retainer fee at the annual rate of $65,000. Each Independent Trustee also receives a meeting attendance fee of $7,500 for each meeting of the Board of Trustees that he or she attends in person and $3,750 for each meeting of the Board of Trustees that he or she attends telephonically. In addition, each committee chair receives an additional retainer fee at the annual rate of $10,000. Each Contract Review and Governance Committee member is compensated $5,000 for each Committee meeting that he or she attends in person and $2,500 for each meeting that he or she attends telephonically. Each Audit Committee member is compensated $6,250 for each Committee meeting that he or she attends in person and $3,125 for each meeting that he or she attends telephonically. These fees are allocated among the funds in the Natixis Funds Trusts, Loomis Sayles Funds Trusts and the Hansberger International Series based on a formula that takes into account, among other factors, the relative net assets of each Fund. Trustees are reimbursed for travel expenses in connection with attendance at meetings.

A deferred compensation plan (the “Plan”) is available to the Trustees on a voluntary basis. Deferred amounts remain in the Fund until distributed in accordance with the provisions of the Plan. The value of a participating Trustee’s deferral account is based on theoretical investments of deferred amounts, on the normal payment dates, in certain funds of the Natixis Funds Trusts, Loomis Sayles Funds Trusts and Hansberger International Series as designated by the participating Trustees. Changes in the value of participants’ deferral accounts are allocated pro rata among the funds in the Natixis Funds Trusts, Loomis Sayles Funds Trusts, and Hansberger International Series, and are reflected as Trustees’ fees and expenses in the Statement of Operations. The portion of the accrued obligations allocated to the Fund under the Plan are reflected as Deferred Trustees’ fees in the Statement of Assets and Liabilities.

Prior to the close of business February 15, 2008, the Predecessor Fund was governed by a different Board of Trustees. Each Trustee who was not also an employee of Gateway Investment Advisers, L.P. received fees as follows: (a) an annual fee of $20,000, payable in equal quarterly installments for services during each fiscal quarter; (b) a $4,000 fee for each regular or special meeting of the Board of Trustees attended in person; (c) a $2,000 fee for each regular or special meeting of the Board attended via teleconference; and (d) $2,000 ($3,000 for the Chairman) for each Audit Committee meeting attended. The Lead Independent Trustee and the Chairperson of the Audit Committee also received an annual fee of $6,000 in each capacity. The Trust also reimbursed each Trustee for any reasonable and necessary travel expenses incurred in connection with attendance at such meetings. In addition, Trustees may have received attendance fees for service on other committees.

6.  Line of Credit.  The Fund, together with certain other funds of Natixis Funds Trusts, Loomis Sayles Funds Trusts and the Hansberger International Series, participates in a $200,000,000 committed line of credit provided by State Street Bank, with an individual limit of $125,000,000 for each fund that participates in the line of credit. Interest is charged to each participating fund based on its borrowings at a rate per annum equal to the Federal Funds rate plus 0.50%. In addition, a commitment fee of 0.09% per annum, payable at the end of each calendar quarter, is accrued and apportioned among the participating funds based on their average daily unused portion of the line of credit.

NOTES TO FINANCIAL STATEMENTS (continued)

December 31, 2008

Prior to March 12, 2008, the Fund (effective close of business February 15, 2008) and the Predecessor Fund (for the period from February 5, 2008 through February 15, 2008), together with certain other funds of Natixis Funds Trusts, Loomis Sayles Funds Trusts and Hansberger International Series, participated in a $75,000,000 committed line of credit provided by State Street Bank.

For the period from January 1, 2008 through February 4, 2008, the Predecessor Fund had an uncommitted $100 million bank line of credit used as a temporary liquidity source for meeting redemption requests. Borrowings under this arrangement were subject to interest at the bank’s prime rate minus 0.50%. There were no fees associated with maintaining this facility.

The Fund and the Predecessor Fund had no borrowings under these agreements.

On February 6, 2009, the Trustees approved the renewal of the committed line of credit provided by State Street Bank. Effective March 12, 2009, interest will be charged to each participating fund based on its borrowings at a rate per annum equal to the greater of the Federal Funds rate or overnight LIBOR, plus 0.75%. In addition, a commitment fee of 0.125% per annum, payable at the end of each calendar quarter, will be accrued and apportioned among the participating funds based on their average daily unused portion of the line of credit.

7.  Capital Shares.  The Fund may issue an unlimited number of shares of beneficial interest without par value. Transactions in capital shares were as follows:

	Year Ended December 31, 2008		Year Ended December 31, 2007 ***
	Shares	Amount	Shares	Amount

Class A *
Issued from the sale of shares	69,795,618	$1,882,061,102	55,273,004	$1,556,149,685
Issued in connection with the reinvestment of distributions	2,201,921	58,642,918	2,327,970	65,812,103
Redeemed	(91,362,102)	(2,445,916,501)	(31,368,375)	(884,725,381)

Net change	(19,364,563)	$(505,212,481)	26,232,599	$737,236,407

Class C **
Issued from the sale of shares	7,755,618	$208,871,298	—	$—
Issued in connection with the reinvestment of distributions	33,599	864,793	—	—
Redeemed	(579,150)	(14,237,085)	—	—

Net change	7,210,067	$195,499,006	—	$—

Class Y **
Issued from the sale of shares	72,884,707	$1,981,145,009	—	$—
Issued in connection with the reinvestment of distributions	766,406	20,099,641	—	—
Redeemed	(15,631,030)	(399,883,781)	—	—

Net change	58,020,083	$1,601,360,869	—	$—

Increase (decrease) from capital share transactions	45,865,587	$1,291,647,394	26,232,599	$737,236,407

*	Includes transactions of the Predecessor Fund for the period from January 1, 2008 to the close of business February 15, 2008.
**	From commencement of operations on February 19, 2008 through December 31, 2008.
***	Represent transactions in capital shares of the Predecessor Fund only.

REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

To the Trustees of Gateway Trust and Shareholders of Gateway Fund:

In our opinion, the accompanying statement of assets and liabilities, including the portfolio of investments, and the related statements of operations and of changes in net assets and the financial highlights present fairly, in all material respects, the financial position of Gateway Fund (the “Fund”), a series of Gateway Trust, at December 31, 2008, and the results of its operations, the changes in its net assets for and the financial highlights for the year then ended, in conformity with accounting principles generally accepted in the United States of America. These financial statements and financial highlights (hereafter referred to as “financial statements”) are the responsibility of the Fund’s management; our responsibility is to express an opinion on these financial statements based on our audit. We conducted our audit of these financial statements in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audit, which included confirmation of securities at December 31, 2008 by correspondence with the custodian and brokers, provides a reasonable basis for our opinion. The statement of changes in net assets of the Fund for the year ended December 31, 2007 and the financial highlights for the four years in the period then ended were audited by another independent registered public accounting firm whose report dated February 11, 2008 expressed an unqualified opinion on those statements.

PricewaterhouseCoopers LLP

Boston, MA

February 24, 2009

2008 U.S. TAX DISTRIBUTION INFORMATION TO SHAREHOLDERS (Unaudited)

Qualified Dividend Income.  100% of the dividends distributed by the Fund during the fiscal year ended December 31, 2008 are considered qualified dividend income, and are eligible for reduced tax rates. These lower rates range from 0% to 15% depending on an individual’s tax bracket.

Corporate Dividends Received Deduction.  For the fiscal year ended December 31, 2008, 100% of dividends distributed by the Gateway Fund qualify for the dividends received deduction for corporate shareholders.

TRUSTEE AND OFFICER INFORMATION

Name and Year of Birth	Position(s) Held with the Trust, Length of Time Served and Term of Office*	Principal Occupation(s) During Past 5 Years**	Number of Portfolios in Fund Complex Overseen*** and Other Directorships Held

INDEPENDENT TRUSTEES

Graham T. Allison, Jr. (1940)	Trustee Since 2007 Contract Review and Governance Committee Member	Douglas Dillon Professor and Director of the Belfer Center for Science and International Affairs, John F. Kennedy School of Government, Harvard University	40 Director, Taubman Centers, Inc. (real estate investment trust)

Charles D. Baker (1956)	Trustee Since 2007 Contract Review and Governance Committee Member	President and Chief Executive Officer, Harvard Pilgrim Health Care (health plan)	40 None

Edward A. Benjamin (1938)	Trustee Since 2007 Chairman of the Contract Review and Governance Committee	Retired	40 None

Daniel M. Cain (1945)	Trustee Since 2007 Chairman of the Audit Committee	President and Chief Executive Officer, Cain Brothers & Company, Incorporated (investment banking)	40 Director, Sheridan Healthcare Inc. (physician practice management)

Kenneth A. Drucker**** (1945)	Trustee Since 2008 Contract Review and Governance Committee Member	Formerly, Treasurer, Sequa Corp. (manufacturing)	40 None

Jonathan P. Mason (1958)	Trustee Since 2007 Audit Committee Member	Chief Financial Officer, Cabot Corp. (specialty chemicals); formerly, Vice President and Treasurer, International Paper Company; formerly, Chief Financial Officer, Carter Holt Harvey (forest products)	40 None

Sandra O. Moose (1942)	Chairperson of the Board of Trustees since November 2005 Since 2007 Ex officio member of the Audit Committee and Contract Review and Governance Committee	President, Strategic Advisory Services (management consulting); formerly, Senior Vice President and Director, The Boston Consulting Group, Inc. (management consulting)	40 Director, Verizon Communications; Director, Rohm and Haas Company (specialty chemicals); Director, AES Corporation (international power company)

TRUSTEE AND OFFICER INFORMATION

The tables below provide certain information regarding the Trustees and officers of Gateway Trust (the “Trust”). Unless otherwise indicated, the address of all persons below is 399 Boylston Street, Boston, MA 02116. The Trust’s Statement of Additional Information includes additional information about the Trustees of the Trust and is available by calling Natixis Funds at 800-225-5478.

Name and Year of Birth	Position(s) Held with the Trust, Length of Time Served and Term of Office*	Principal Occupation(s) During Past 5 Years**	Number of Portfolios in Fund Complex Overseen*** and Other Directorships Held

INDEPENDENT TRUSTEES continued

Cynthia L. Walker (1956)	Trustee Since 2007 Audit Committee Member	Deputy Dean for Finance and Administration, Yale University School of Medicine; formerly, Executive Dean for Administration, Harvard Medical School; and formerly, Dean for Finance & Chief Financial Officer, Harvard Medical School	40 None

INTERESTED TRUSTEES

Robert J. Blanding[1] (1947) 555 California Street San Francisco, CA 94104	Trustee Since 2007	President, Chairman, Director and Chief Executive Officer, Loomis, Sayles & Company, L.P.	40 None

John T. Hailer[2] (1960)	Trustee Since 2007	President and Chief Executive Officer-U.S. and Asia, Natixis Global Asset Management, L.P.; formerly, President and Chief Executive Officer, Natixis Distribution Corporation, Natixis Asset Management Advisors, L.P., Natixis Distributors, L.P. and Natixis Global Associates, Inc.	40 None

*	Each Trustee serves until retirement, resignation or removal from the Board of Trustees. The current retirement age is 72. The position of Chairperson of the Board is appointed for a two-year term. Ms. Moose was appointed to serve an additional two-year term as the Chairperson of the Board of Trustees on September 14, 2007.

**	Each person listed above, except as noted, holds the same position(s) with the Natixis Funds Trust I, Natixis Funds Trust II, Natixis Funds Trust III, Natixis Funds Trust IV, Gateway Trust and the Natixis Cash Management Trust (collectively, the “Natixis Funds Trusts”), Loomis Sayles Funds I and Loomis Sayles Funds II (collectively, the “Loomis Sayles Funds Trusts”), and Hansberger International Series. Previous positions during the past five years with Natixis Distributors, L.P. (the “Distributor”), Natixis Asset Management Advisors, L.P. (“Natixis Advisors”), or Loomis, Sayles & Company, L.P. are omitted if not materially different from a Trustee’s or officer’s current position with such entity.

***	The Trustees of the Trusts serve as trustees of a fund complex that includes all series of the Natixis Funds Trusts, the Loomis Sayles Funds Trusts and Hansberger International Series (collectively, the “Fund Complex”).

****	Mr. Drucker was appointed as trustee effective July 1, 2008.

[1]

Mr. Blanding is deemed an “interested person” of the Trusts because he holds the following positions with an affiliated person of the Trusts: President, Chairman, Director and Chief Executive Officer of Loomis, Sayles & Company, L.P.

[2]

Mr. Hailer is deemed an “interested person” of the Trusts because he holds the following positions with an affiliated person of the Trusts: President and Chief Executive Officer-U.S. and Asia, Natixis Global Asset Management, L.P.

TRUSTEE AND OFFICER INFORMATION

Name and Year of Birth	Position(s) Held with the Trust	Term of Office* and Length of Time Served	Principal Occupation During Past 5 Years**

OFFICERS OF THE TRUST

Coleen Downs Dinneen (1960)	Secretary, Clerk and Chief Legal Officer	Since September 2004	Executive Vice President, General Counsel, Secretary and Clerk (formerly, Senior Vice President, Deputy General Counsel, Assistant Secretary and Assistant Clerk), Natixis Distribution Corporation, Natixis Asset Management Advisors, L.P. and Natixis Distributors, L.P.

David Giunta (1965)	President and Chief Executive Officer	Since March 2008	President and Chief Executive Officer, Natixis Distribution Corporation, Natixis Asset Management Advisors, L.P. and Natixis Distributors, L.P.; formerly, President, Fidelity Charitable Gift Fund; and formerly, Senior Vice President, Fidelity Brokerage Company

Russell L. Kane (1969)	Chief Compliance Officer, Assistant Secretary and Anti-Money Laundering Officer	Chief Compliance Officer since May 2006; Assistant Secretary since June 2004; and Anti-Money Laundering Officer since April 2007	Chief Compliance Officer for Mutual Funds, Senior Vice President, Deputy General Counsel, Assistant Secretary and Assistant Clerk, Natixis Distribution Corporation, Natixis Asset Management Advisors, L.P. and Natixis Distributors, L.P.; and formerly, Senior Counsel, Columbia Management Group

Michael C. Kardok (1959)	Treasurer, Principal Financial and Accounting Officer	Since October 2004	Senior Vice President, Natixis Asset Management Advisors, L.P. and Natixis Distributors, L.P.; and formerly, Senior Director, PFPC Inc.

Robert Krantz (1964)	Executive Vice President	Since September 2007	Executive Vice President, Natixis Asset Management Advisors, L.P. and Natixis Distributors, L.P.

*	Each officer of the Trusts serves for an indefinite term in accordance with the Trusts’ current By-laws until the date his or her successor is elected and qualified, or until he or she sooner dies, retires, is removed or becomes disqualified.

**	Each person listed above, except as noted, holds the same position(s) with the Natixis Funds Trusts, Loomis Sayles Funds Trusts and Hansberger International Series. Previous positions during the past five years with the Distributor, Natixis Advisors or Loomis Sayles are omitted if not materially different from a Trustee’s or officer’s current position with such entity.

Item 2.	Code of Ethics.

The Registrant has adopted a code of ethics that applies to the Registrant’s principal executive officer, principal financial officer and persons performing similar functions.

Item 3.	Audit Committee Financial Expert.

The Board of Trustees of the Registrant has established an audit committee. Ms. Cynthia L. Walker, Mr. Daniel M. Cain and Mr. Jonathan P. Mason are members of the audit committee and have been designated as “audit committee financial experts” by the Board of Trustees. Each of these individuals is also an Independent Trustee of the Registrant.

Item 4.	Principal Accountant Fees and Services.

Fees billed by the Principal Accountant for services rendered to the Registrant.

The table below sets forth fees billed by the principal accountant, PricewaterhouseCoopers LLP, for the past two fiscal years for professional services rendered in connection with a) the audit of the Registrant’s annual financial statements and services provided in connection with regulatory filings; b) audit-related services (including services that are reasonably related to the performance of the audit of the Registrant’s financial statements but not reported under “Audit Fees”); c) tax compliance, tax advice and tax planning and d) all other fees billed for professional services rendered by the principal accountant to the Registrant, other than the services provided as reported as a part of (a) through (c) of this Item.

	Audit fees		Audit-related fees		Tax fees[1]		All other fees
	2007	2008	2007	2008	2007	2008	2007	2008
Gateway Trust	$—	$56,000	$—	$—	$—	$8,000	$—	$—

1.	Tax fees consist of:
2008—review of the Registrant’s tax returns.

Aggregate fees billed to the Registrant for non-audit services during 2007 and 2008 were $0 and $8,000, respectively.

Fees billed by the Principal Accountant for services rendered to the Adviser and Control Affiliates.

The following table sets forth the non-audit services provided by the Trust’s principal accountant to Gateway Investment Advisers, LLC and entities controlling, controlled by or under common control with Gateway Investment Advisers, LLC that provide ongoing services to the Trust (“Control Affiliates”) for the last two fiscal years.

	Audit-related fees		Tax fees		All other fees
	2007	2008	2007	2008	2007	2008
Control Affiliates	$—	$12,000	$—	$—	$—	$—

Aggregate fees billed to Control Affiliates for non-audit services during 2007 and 2008 were $0 and $12,000, respectively.

None of the audit-related, tax and other services provided by the Registrant’s principal accountant were approved by the Audit Committee pursuant to (c)(7)(i)(C) of Regulation S-X.

Audit Committee Pre Approval Policies.

Annually, the Registrant’s Audit Committee reviews the audit, audit-related, tax and other non-audit services together with the projected fees, for services proposed to be rendered to the Trust and/or other entities for which pre-approval is required during the upcoming year. Any subsequent revisions to already pre-approved services or fees (including fee increases) and requests for pre-approval of new services would be presented for consideration quarterly as needed.

If, in the opinion of management, a proposed engagement by the Registrant’s independent accountants needs to commence before the next regularly scheduled Audit Committee meeting, any member of the Audit Committee who is an independent Board member is authorized to pre-approve the engagement, but only for engagements to provide audit, audit related and tax services. This approval is subject to review of the full Audit Committee at its next quarterly meeting. All other engagements require the approval of all the members of the Audit Committee.

Item 5.	Audit Committee of Listed Registrants.

Not applicable.

Item 6.	Schedule of Investments.

Included as part of the Report to Shareholders filed as Item 1 herewith.

Item 7.	Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable.

Item 8.	Portfolio Managers of Closed-End Management Investment Companies.

Not applicable.

Item 9.	Purchases of Equity Securities by Closed-End Management Investment Companies and Affiliated Purchasers.

Not applicable.

Item 10.	Submission of Matters to a Vote of Securities Holders.

There were no material changes to the procedures by which shareholders may recommend nominees to the Registrant’s Board of Trustees.

Item 11.	Controls and Procedures.

The Registrant’s principal executive officer and principal financial officer have concluded that the Registrant’s disclosure controls and procedures are sufficient to ensure that information required to be disclosed by the Registrant in this Form N-CSR was recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission’s rules and forms, based upon such officers’ evaluation of these controls and procedures as of a date within 90 days of the filing date of the report.

There were no changes in the Registrant’s internal control over financial reporting that occurred during the Registrant’s last fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Item 12.	Exhibits.

(a)	(1)	Code of Ethics required by Item 2 hereof, filed herewith as Exhibit (a)(1).

(a)	(2)	Certifications of Principal Executive Officer and Principal Financial Officer pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 [17 CFR 270.30a-2(a)], filed herewith as Exhibits (a)(2)(1) and (a)(2)(2), respectively.

(a)	(3)	Not applicable.

(b)		Certifications of Principal Executive Officer and Principal Financial Officer pursuant to Section 906 of Sarbanes-Oxley Act of 2002 are filed herewith as Exhibit (b).

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Gateway Trust

By:	/s/ David L. Giunta
Name:	David L. Giunta
Title:	President and Chief Executive Officer
Date:	February 26, 2009

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By:	/s/ David L. Giunta
Name:	David L. Giunta
Title:	President and Chief Executive Officer
Date:	February 26, 2009

By:	/s/ Michael C. Kardok
Name:	Michael C. Kardok
Title:	Treasurer
Date:	February 26, 2009